Debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Short-Term Debt and Current Portion of Long-Term Debt
Short-term debt and current portion of long-term debt at December 31 consisted of the following:

	2023	2022
Unsecured debt	$5,072	$5,103
Finance lease obligation s	77	65
Other notes	55	22

Total	$5,204	$5,190

Schedule of Debt
Debt at December 31 consisted of the following:

	2023	2022
Unsecured debt
1.17% – 2.50% due through 2026	$10,135	11,846
2.60% – 3.20% due through 2030	6,071	6,412
3.25% – 3.90% due through 2059	9,584	9,576
3.95% – 5.15% due through 2059	11,024	14,035
5.71% – 6.63% due through 2060	13,015	13,011
6.88% – 8.75% due through 2043	1,855	1,854
Other debt and notes
Finance lease obligations due through 2044	253	206
Other notes	370	61

Total debt	$52,307	$57,001

Scheduled Principal Payments for Debt and Capital Lease Obligations
Scheduled principal payments for debt and minimum finance lease obligations for the next five years are as follows:

	2024	2025	2026	2027	2028
Debt and other notes	$5,128	$4,581	$7,983	$3,300	$1,800
Minimum finance lease obligations	$84	$76	$55	$24	$3